Employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits
Short-term employee benefits	$ 1,452	$ 1,289
Termination benefits	192	349
Post-employment benefits	11,246	9,880
Total	12,890	11,518
Current	2,215	2,144
Non-current	$ 10,675	$ 9,374